2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Summary Of Significant Accounting Policies Tables
Property and Equipment

The range of estimated useful lives used to calculated depreciation for principal items of property and equipment are as follow:

Asset Category	Depreciation/ Amortization Period
Furniture and Fixture	5 Years
Office equipment	3 Years
Leasehold improvements	5 Years

Asset Category	Depreciation/ Amortization Period
Furniture and Fixture	5 Years
Office equipment	3 Years
Leasehold improvements	5 Years